Fair Value of financial assets and liabilities - Summary of movement of financial assets and liabilities accounted for at fair values at level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other investments
Balance at the beginning	€ 1,912,502
Balance at the end	1,713,945	€ 1,912,502
Level 3 | Contingent consideration
Contingent consideration
Balance at the beginning		(311)
Disposal		311
Level 3 | Equity instruments and other financial assets
Other investments
Balance at the beginning	21,909	40,328
Additions	7,259	11,749
Disposal	(848)
Transfer from Level 2 to Level 3		9,543
Transfer from Level 3 to Level 2	(329)	(6,750)
Fair value change through P&L	(2,974)	(32,161)
Dividends received	(1,053)
Conversion of loans to investments in associates and joint ventures		(800)
Balance at the end	23,965	21,909
Level 3 | Aurobac Therapeutics SAS
Other investments
Additions	2,500
Level 3 | Mission Bio Capital
Other investments
Additions	1,802	1,390
Dividends received	(1,053)
Level 3 | Carrick Therapeutics Ltd
Other investments
Disposal	(848)
Level 3 | Minority investments
Other investments
Transfer from Level 3 to Level 2	(329)
Level 3 | Curie Bio Seed Fund I
Other investments
Fair value change through P&L	(1,140)	€ 1,518
Level 3 | Quantro Therapeutics GmbH
Other investments
Fair value change through P&L	€ (2,127)